STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Over-allotment option	Total
Balance at the beginning at Nov. 17, 2020			$ 0	$ 0	$ 0		$ 0
Balance at the beginning (in shares) at Nov. 17, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			$ 518	24,482	0		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			5,175,000
Net loss	[1]		$ 0	0	(5,000)		(5,000)
Balance at the end at Dec. 31, 2020			$ 518	24,482	(5,000)		20,000
Balance at the end (in shares) at Dec. 31, 2020			5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 61		6,139,939			6,140,000
Issuance of Class B ordinary shares to Sponsor (in shares)		614,000
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses		$ 2,070		195,069,022			195,071,092
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares)		20,700,000
Ordinary shares subject to redemption		$ (1,961)		(196,080,362)			(196,082,323)
Ordinary shares subject to redemption (in shares)		(19,607,812)
Net loss			$ 0		(148,766)		(148,766)
Balance at the end at Mar. 31, 2021		$ 170	$ 518	5,153,081	(153,766)		5,000,003
Balance at the end (in shares) at Mar. 31, 2021		1,706,188	5,175,000
Balance at the beginning at Dec. 31, 2020			$ 518	24,482	(5,000)		20,000
Balance at the beginning (in shares) at Dec. 31, 2020			5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares)		20,700,000				2,700,000
Net loss							(1,582,660)
Balance at the end at Jun. 30, 2021		$ 185	$ 518	6,586,963	(1,587,660)		5,000,006
Balance at the end (in shares) at Jun. 30, 2021		1,850,270	5,175,000
Balance at the beginning at Mar. 31, 2021		$ 170	$ 518	5,153,081	(153,766)		5,000,003
Balance at the beginning (in shares) at Mar. 31, 2021		1,706,188	5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to redemption		$ 15		1,433,882			1,433,897
Change in value of Class A ordinary shares subject to redemption (in shares)		(144,082)
Net loss		$ 0			(1,433,894)		(1,433,894)
Balance at the end at Jun. 30, 2021		$ 185	$ 518	$ 6,586,963	$ (1,587,660)		$ 5,000,006
Balance at the end (in shares) at Jun. 30, 2021		1,850,270	5,175,000

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.